Income Taxes	12 Months Ended
Jun. 30, 2021
Income Taxes
Income Taxes

9.   Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Group’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Under the current HK tax laws, before April 1, 2018, the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

Mainland, PRC

The Group’s PRC subsidiaries and VIEs are governed by the income tax law of the PRC and are subject to the PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

For the years ended June 30, 2019, 2020 and 2021, the income tax rate of all the Group’s PRC subsidiaries and VIEs is 25%, except for Shanghai Ziji which enjoyed 15% preferential income tax rate since December 2019.

For the years ended June 30, 2019, 2020 and 2021, the Group’s income tax expense consisted of:

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Current	(38,801)	(51,512)	(86,367)	(13,046)
Deferred	788	749	(1,727)	(261)
	(38,013)	(50,763)	(88,094)	(13,307)

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Group’s actual income tax expense is as follows:

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Income before income tax expense	99,473	156,914	295,751	44,676
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at PRC statutory income tax rate	(24,868)	(39,229)	(73,938)	(11,169)
Impact of different tax rates in other jurisdictions	(1,558)	(3,823)	(1,100)	(166)
Preferential tax treatments and tax holiday effects	143	43	(73)	(11)
Super deduction of qualified R&D expenditures	—	2	13	2
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB1,390, RMB (92) (reversed) and RMB5,487 for the years ended June 30, 2019, 2020 and 2021, respectively)	(5,201)	(5,621)	(9,737)	(1,471)
Valuation allowance on deferred tax assets	(6,529)	(2,135)	(3,259)	(492)
Income tax expense	(38,013)	(50,763)	(88,094)	(13,307)

The Group’s deferred tax liabilities were recorded as a result of recognition of the identifiable intangible assets acquired from various acquisition transactions. The Group’s deferred tax liabilities at June 30, 2021 and changes for the two years then ended were as follows:

Amount
RMB

Balance as of June 30, 2019	2,226
Increase during the year	1,667
Decrease due to amortization of intangible assets	(17)
Exchange translation adjustment	85
Balance as of June 30, 2020	3,961
Increase during the year	—
Decrease due to amortization of intangible assets	(207)
Exchange translation adjustment	(206)
Balance as of June 30, 2021	3,548
Amount in US$	549

The Group’s deferred tax assets at June 30, 2020 and 2021 were as follows:

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Tax loss carry forward	9,242	12,266	1,899
Contingent losses related to legal proceedings	2,259	325	50
Others	329	329	51
Less, valuation allowance	(9,247)	(12,271)	(1,900)
	2,583	649	100

The Group’s deferred tax assets valuation allowance at June 30, 2021 and changes for the two years then ended were as follows:

Amount
RMB

Balance as of June 30, 2019	20,520
Increase during the year	2,135
Decrease due to disposal of VIEs’ entities	(13,771)
Increase due to acquisition of VIEs’ entities	279
Exchange translation adjustment	84
Balance as of June 30, 2020	9,247
Increase during the year	3,259
Exchange translation adjustment	(235)
Balance as of June 30, 2021	12,271
Amount in US$	1,900

Total net operating losses (NOLs) carryforwards of the Group’s VIEs in mainland China is RMB26,049 and RMB41,871 as of June 30, 2020 and 2021, respectively. The NOLs carryforwards of the Group’s VIEs in mainland China as of June 30, 2021 will expire between the calendar years 2022 through 2026. The NOLs carryforwards of the Group’s VIEs in Hong Kong are RMB16,804 and RMB12,198 as of June 30, 2020 and 2021, respectively. The NOLs of the Group’s VIEs in Hong Kong can be carried forward indefinitely. The related deferred tax assets were calculated based on the respective net operating losses incurred by each of the consolidated VIEs and the respective corresponding enacted tax rate that will be in effect in the period in which the losses are expected to be utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax laws. For the year ended June 30, 2020, the Group reversed valuation allowance in a net amount of RMB11,357 mainly due to the disposal of VIEs’ entities. For the year ended June 30, 2021, the Group recorded valuation allowance in a net amount of RMB3,259.

The current EIT law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company.